Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of asset and liabilities balances
	December 31,
	2021	2020

Assets:
Receivable - funds held by related party	$15	$33
Loan to employees	1,015	-
Prepaid expenses	-	207

Total	1,030	240

Liabilities:
Account payables	56	16
Accrued bonuses	459	450
Payroll liability	74	-
INX Token liability	36,102	11,429
INX Token warrant liability	2,723	2,177
Convertible loans	-	52
Total	$39,414	$14,124

Schedule of transactions
	Year ended December 31,
	2021	2020	2019

Sales and marketing	$7,362	$549	$3
General and administrative	1,236	1,280	99
Fair value adjustment of INX Token and derivative liabilities	8,693	3,852	262
Total	$17,291	$5,681	$364

Schedule of benefits to key management personnel
	Year ended December 31,
	2021	2020	2019

Short-term benefits	$2,244	$1,412	$752
Share-based compensation	10,056	340	202
Token-based compensation	2,315	903	9
Fair value adjustment of INX Token and derivative liabilities	15,980	-	-

Total	$30,595	$2,655	$963